Shareholder Report, Holdings (Details)	Dec. 31, 2025
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Light Path Technologies Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Investar Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | N L I G H T [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | N W P X Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Bel Fuse Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Real Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Digi International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Light Path Technologies Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Investar Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | N L I G H T [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | N W P X Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Bel Fuse Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Real Real [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Digi International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Lear Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | I B E X [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Catalyst Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | T D S Y N N E X [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Timberland Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Unity Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | M I Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Buckle The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Pulte Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Lear Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Service Class | I B E X [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Catalyst Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Capital Fund-Small-Cap Portfolio - Service Class | T D S Y N N E X [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Timberland Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Unity Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Service Class | M I Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Buckle The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Pulte Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%